Fresh-Start Reporting - Adjustment to intangible assets (Details) - Fresh-Start Reporting Fair Value Adjustment $ in Thousands	Aug. 27, 2020 USD ($)
Reorganization, Chapter 11 [Line Items]
Estimated fair value	$ 516,124
Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	766,086
Intersegment Eliminations
Reorganization, Chapter 11 [Line Items]
Estimated fair value	(249,962)
Skillsoft trademark | Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	91,500
Developed software/courseware | Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	$ 261,600
Developed software/courseware | Operating Segments | Minimum
Reorganization, Chapter 11 [Line Items]
Estimated useful life	3 years
Customer relationships | Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	$ 279,500
Estimated useful life	12 years 4 months 24 days
Trademarks and trade names | Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	$ 6,300
Estimated useful life	9 years 4 months 24 days
Backlog | Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	$ 90,200
Estimated useful life	4 years 4 months 24 days
Publishing rights. | Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	$ 35,200
Estimated useful life	5 years
Capitalized software | Operating Segments
Reorganization, Chapter 11 [Line Items]
Estimated fair value	$ 1,786
Estimated useful life	5 years